CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating Activities:
Consolidated net loss	$ (33,744)	$ (4,785)	$ (4,023)	$ 69,483
Adjustments to reconcile consolidated net loss to cash used in operating activities:
Depreciation and amortization of intangibles	9,216	9,490	12,648	9,110
Fair value adjustments on convertible debt and warrants	(352)	(6,968)	(7,559)	11,736
Inventory valuation	275	157	47	(490)
Gain on derivative instruments			(96)	(1,049)
Amortization of deferred financing fees	455	485	651	1,001
Noncash compensation	705	1,978	2,278	2,471
Derivative instruments	(202)	(334)
Bad debt recovery	(15)	(185)	(218)	(184)
Interest on convertible debt paid with stock			3,076
Gain on bankruptcy exit				(119,408)
Loss on investment in Front Range, held for sale				12,146
Loss on extinguishment of debt				2,159
Bargain purchase of New PE Holdco				(1,566)
Equity earnings on Front Range				928
Changes in operating assets and liabilities:
Accounts receivable	642	(2,204)	(2,067)	(13,789)
Inventories	1,482	(5,280)	1,128	(7,462)
Prepaid expenses and other assets	1,480	(368)	(933)	(516)
Prepaid inventory	3,144	(3,466)	(6,524)	477
Accounts payable and accrued expenses	5,492	3,920	(2,358)	(1,968)
Net cash used in operating activities	(11,422)	(7,560)	(3,950)	(36,921)
Investing Activities:
Purchase of ownership interest in New PEHC	(10,000)
Additions to property and equipment	(2,115)	(1,459)	(2,365)	(643)
Investments in New PE Holdco, net of cash acquired			(9,117)	(19,494)
Proceeds from sale of investment in Front Range				18,500
Net cash impact of deconsolidation of Front Range				(10,486)
Net cash impact of bankruptcy exit				(1,301)
Net cash used in investing activities	(12,115)	(1,459)	(11,482)	(13,424)
Financing Activities:
Net proceeds from sales of common stock and warrants	20,994		7,364
Net proceeds from borrowings	13,249	17,091	9,958	17,522
Preferred stock dividends paid	(949)
Proceeds from convertible notes and warrants				35,000
Principal payments on convertible notes			(1,212)
Payments for debt issuance costs				(2,909)
Proceeds from borrowings under DIP Financing				5,173
Principal payments paid on related party borrowings			(500)	(13,250)
Net cash (used in) provided by financing activities	33,294	17,091	15,610	41,536
Net increase in cash and cash equivalents	9,757	8,072	178	(8,809)
Cash and cash equivalents at beginning of period	8,914	8,736	8,736	17,545
Cash and cash equivalents at end of period	18,671	16,808	8,914	8,736
Supplemental Information:
Interest paid	7,504	8,047	11,669	9,771
Noncash financing and investing activities:
Preferred stock dividends paid in common stock	732
Notes issued for purchase of ownership interest in New PEHC	10,000
Accrued interest added to term loan	1,407
Preferred stock dividends accrued		946	1,265	2,847
Debt extinguished with issuance of common stock		25,388	33,788	19,000
Reclass of warrant liabilitiy to equity upon cashless net exercise of warrants			$ 1,157